PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (789,519)	R$ (934,128)
Distribution of reserves	(91,921)	(76,815)
Balance at the end of the year	(554,666)	(789,519)
Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	4,415,345	4,698,026
Benefits paid	(213,169)	(208,064)
Participants contributions paid	336	346
Sponsor contributions paid	1,505	1,676
Interest income on plan assets	323,277	331,935
Return on plan assets excluding interest income	(264,935)	(331,759)
Distribution of reserves	(91,921)	(76,815)
Balance at the end of the year	4,170,438	4,415,345
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	91,272	138,745
Distribution of reserves	(91,921)	(76,815)
Balance at the end of the year	26,359	91,272
Post-retirement pension plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,411,297	3,696,914
Benefits paid	(169,257)	(164,587)
Participants contributions paid	336	346
Sponsor contributions paid	1,465	1,638
Interest income on plan assets	247,591	259,331
Return on plan assets excluding interest income	(89,238)	(305,530)
Distribution of reserves	(91,921)	(76,815)
Balance at the end of the year	3,310,273	3,411,297
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(880,791)	(1,072,873)
Balance at the end of the year	(581,025)	(880,791)
Post-retirement health plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,004,048	1,001,112
Benefits paid	(43,912)	(43,477)
Sponsor contributions paid	40	38
Interest income on plan assets	75,686	72,604
Return on plan assets excluding interest income	(175,697)	(26,229)
Balance at the end of the year	R$ 860,165	R$ 1,004,048